ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other
The components of accounts receivable and other are as follows:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Derivative assets	$80	$234
Accounts receivable(1)	510	794
Restricted cash and deposits	239	631
Prepaid expenses	278	317
Other current assets	300	385
Total accounts receivable and other	$1,407	$2,361

(1)	See Note 36, Related Parties, for further discussion.